Operating segments - Summary of Revenue from Sales Based on Destination (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Geographical Areas [Line Items]
Rvenue from Nutraceutical	$ 23,163,016	$ 26,168,469
Revenue from Royalties	1,279,026	1,477,113
Total revenues	24,442,042	27,645,582
CANADA
Disclosure Of Geographical Areas [Line Items]
Rvenue from Nutraceutical	8,606,834	11,531,677
Revenue from Royalties	25,210	425,853
Total revenues	8,632,044	11,957,530
UNITED STATES
Disclosure Of Geographical Areas [Line Items]
Rvenue from Nutraceutical	12,513,336	12,275,503
Revenue from Royalties	1,253,816	1,051,260
Total revenues	13,767,152	13,326,763
Other Countries
Disclosure Of Geographical Areas [Line Items]
Rvenue from Nutraceutical	2,042,846	2,361,289
Total revenues	$ 2,042,846	$ 2,361,289